Income Tax (Tables)	6 Months Ended
Sep. 30, 2025
Income Tax [Abstract]
Schedule of Components of the Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the Six Months Ended September 30, 2025	For the Six Months Ended September 30, 2024
	(Unaudited)	(Unaudited)
Current	$252,879	$349,028
Deferred	(473,951)	(359,472)
Income taxes benefit	$(221,072)	$(10,444)

Schedule of Loss before income tax by jurisdiction

Loss before income tax by jurisdiction are as following:

	For the Six Months Ended September 30, 2025	For the Six Months Ended September 30, 2024
	(Unaudited)	(Unaudited)
Singapore	$(3,419,183)	$(242,461)
Hong Kong	103,193	176,328
Malaysia and others	(2,457,240)	(746,753)
Total loss before income tax	$(5,773,230)	$(812,886)

Schedule of Components of the Aggregate Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	September 30, 2025	March 31, 2025
	(Unaudited)
Deferred Tax Assets
Net operating loss carryforwards	$1,374,685	$838,875
Allowance for credit loss	146,448	65,177
Lease liabilities	469,475	448,276
Inventory write-off	49,476	41,307
Less: valuation allowance	(389,404)	(199,508)
Deferred tax assets, net	$1,650,680	$1,194,127

Deferred tax liabilities:
Right of use assets	$489,963	$468,476
Amortization of intangible assets	1,188,204	374,591
Deferred tax liabilities	$1,678,167	$843,067
Deferred tax (liabilities) assets, net	$(27,487)	$351,060

Schedule of Movements of the Valuation Allowance

The movements of the valuation allowance are as follows:

Balance as of March 31, 2024	$7,916
Allowance made during the year	195,252
Foreign exchange difference	(3,660)
Balance as of March 31, 2025	199,508
Allowance made during the period	182,371
Foreign exchange difference	7,525
Balance as of September 30, 2025 (Unaudited)	$389,404

Schedule of Movement in Deferred Tax (Liabilities) Assets, Net

Movement in deferred tax (liabilities) assets, net are as following:

Balance at March 31, 2024	$115,460
Recognized in profit or loss	233,848
Foreign exchange differences reserve	1,752
Balance at March 31, 2025	351,060
Recognized in Ban Leong acquisition	(879,616)
Recognized in profit or loss	473,951
Foreign exchange differences reserve	27,118
Balance at September 30, 2025 (Unaudited)	$(27,487)

Schedule of Taxes Payable	Taxes payable consist of the following:
	September 30, 2025	March 31, 2025
	(Unaudited)
GST taxes payable	$14,453	$21,707
Income taxes payable	1,460,549	1,395,466
Totals	$1,475,002	$1,417,173